Performance by Geographic Area	12 Months Ended
Dec. 31, 2015
Segments, Geographical Areas [Abstract]
Performance by Geographic Area
Performance by Geographical Area
Since the Corporation’s operations are highly integrated, certain asset, liability, income and expense amounts must be allocated to arrive at total assets, total revenue, net of interest expense, income before income taxes and net income (loss) by geographic area. The Corporation identifies its geographic performance based on the business unit structure used to manage the capital or expense deployed in the region as applicable. This requires certain judgments related to the allocation of revenue so that revenue can be appropriately matched with the related capital or expense deployed in the region.

		December 31	Year Ended December 31
(Dollars in millions)	Year	Total Assets (1)	Total Revenue, Net of Interest Expense (2)	Income Before Income Taxes	Net Income (Loss)
U.S. (3)	2015	$1,849,128	$72,202	$20,148	$14,689
	2014	1,792,719	73,500	4,643	3,305
	2013		76,612	13,221	10,588
Asia (4)	2015	86,994	3,524	726	457
	2014	92,005	3,605	759	473
	2013		4,442	1,382	887
Europe, Middle East and Africa	2015	178,899	6,081	938	516
	2014	190,365	6,409	1,098	813
	2013		6,353	1,003	(403)
Latin America and the Caribbean	2015	29,295	1,243	342	226
	2014	29,445	1,273	355	242
	2013		1,535	566	359
Total Non-U.S.	2015	295,188	10,848	2,006	1,199
	2014	311,815	11,287	2,212	1,528
	2013		12,330	2,951	843
Total Consolidated	2015	$2,144,316	$83,050	$22,154	$15,888
	2014	2,104,534	84,787	6,855	4,833
	2013		88,942	16,172	11,431

(1)	Total assets include long-lived assets, which are primarily located in the U.S.

(2)	There were no material intercompany revenues between geographic regions for any of the periods presented.

(3)	Substantially reflects the U.S.

(4)	Amounts include pretax gains of $753 million ($474 million net-of-tax) on the sale of common shares of CCB during 2013.